Disclosure on individual items of the consolidated financial statements (Details) - Schedule of trade receivables and contract assets - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade Receivables And Contract Assets Abstract
Trade receivables and contract assets arising from contracts with customers and other investments	€ 19,847	€ 13,782
thereof trade receivables	16,557	10,865
thereof contract assets	6	973
thereof other investments	3,284	1,944
Impairment loss on trade receivables and contract assets arising from contracts with customers and other investments	(256)	(163)
Total	€ 19,591	€ 13,619